Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	$ (18,752)	$ (598)	$ (48,101)	$ (39,254)
Gains or losses recognized in other comprehensive income Recorded as unrealized (loss) gain on valuation of financial assets at fair value through other comprehensive income	32,159	$ 1,025	(17,304)	(217,785)
Level 3 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	103,013		120,317
Gains or losses recognized in other comprehensive income Recorded as unrealized (loss) gain on valuation of financial assets at fair value through other comprehensive income	32,159		(17,304)
Movement of financial instruments ending balance	$ 135,172		$ 103,013	$ 120,317